Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Summary of inventories

	2021 US$m	2020 US$m
Raw materials and purchased components	870	640
Consumable stores	1,142	1,050
Work in progress	1,736	1,288
Finished goods and goods for resale	1,884	1,113
Total inventories	5,632	4,091
Comprising:
Expected to be used within one year	5,436	3,917
Expected to be used after more than one year	196	174
Total inventories	5,632	4,091